Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets Net Excluding Goodwill Abstract
Schedule of Intangible Assets

	December, 31
	2018				2019
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
PIBA license	111,070	(25,916)	—	85,154	111,715	(37,238)	—	74,477
	111,070	(25,916)	—	85,154	111,715	(37,238)	—	74,477